NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jul. 31, 2025	Jan. 31, 2025
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 4 – NOTES PAYABLE

On October 28, 2024, the Company issued a secured promissory note for $25,000 to Feehan Partners, LP (“Feehan”), a company controlled by Robert Scannell, the Company’s chief financial officer and director. The note is non-interest bearing is due on October 28, 2025. On July 31, 2025, Feehan extended the due date for the note to April 30, 2026. After the due date, if unpaid, the note accrues interest at 10%.

On November 4, 2024, the Company issued a secured promissory note for $25,000 to Feehan. The note is non-interest bearing and is due on November 4, 2025. On July 31, 2025, Feehan extended the due date for the note to April 30, 2026. After the due date, if unpaid, the note accrues interest at 10%.

On November 20, 2024, the Company issued a secured promissory note for $25,000 to Feehan. The note is non-interest bearing and is due on November 20, 2025. On July 31, 2025, Feehan extended the due date for the note to April 30, 2026. After the due date, if unpaid, the note accrues interest at 10%.

On December 3, 2024, the Company issued a secured promissory note for $25,000 to Feehan. The note is non-interest bearing and is due on December 3, 2025. On July 31, 2025, Feehan extended the due date for the note to April 30, 2026. After the due date, if unpaid, the note accrues interest at 10%.

On April 15, 2025, the Company issued a secured promissory note for $25,000 to Feehan. The note is non-interest bearing and is due on April 15, 2026. On July 31, 2025, Feehan extended the due date for the note to April 30, 2026. After the due date, if unpaid, the note accrues interest at 10%.

On June 30, 2025, the Company issued a secured promissory note for $40,000 to Feehan. The note is non-interest bearing and is due on October 28, 2025. On July 31, 2025, Feehan extended the due date for the note to April 30, 2026. After the due date, if unpaid, the note accrues interest at 10%.

As of July 31, 2025, the Company’s outstanding notes payable are as follows:

			Extended (1)
	Issue	Maturity	Maturity
Lender	Date	Date	Date	Amount
Feehan Partners	10/28/24	10/28/25	4/30/26	$25,000
Feehan Partners	11/4/24	11/4/25	4/30/26	$25,000
Feehan Partners	11/20/24	11/20/25	4/30/26	$25,000
Feehan Partners	12/3/24	12/3/25	4/30/26	$25,000
Feehan Partners	4/15/25	4/15/26	4/30/26	$25,000
Feehan Partners	6/30/25	10/28/25	4/30/26	$40,000
				$165,000

Note: Feehan Partners is a related party. See Note 6. (1)

On July 31, 2025, all notes extended to April 30, 2026.

The future payments are as follows:

Fiscal Year
2026	$-
2027	$165,000
2028	$-
2029	$-
2030	$-
Thereafter	$-
Total	$165,000

NOTE 4 – CONVERTIBLE NOTES AND NOTES PAYABLE

Convertible Notes Payable

The Company has $0 and $1,100,200 in convertible secured notes payable at January 31, 2025 and 2024, respectively. The balances as of January 31, 2024, were as follows:

			Issue	Maturity	Conversion	Conversion	Warrants	Exercise	Warrant
	Balance	Collateral	Date	Date	Price	Shares	Shares	Price	Expiration
Steven Rudofsky	$125,000	(a)	1/23/23	7/23/25	$0.10	1,666,667	1,250,000	$0.15	1/23/28
Feehan Partners, LP	$87,334	(a)	1/23/23	7/23/25	$0.10	1,173,333	873,340	$0.15	1/23/28
The Jeffrey V. and Karin R. Hembrock Revocable Trust	$100,000	(a)	1/23/23	7/23/25	$0.10	1,333,333	1,000,000	$0.15	1/23/28
The Gaitonde Living Trust, Girish Gaitonde Trustee	$100,000	(a)	1/23/23	7/23/25	$0.10	1,333,333	1,000,000	$0.15	1/23/28
Corey Redfield	$50,000	(a)	1/23/23	7/23/25	$0.10	666,667	500,000	$0.15	1/23/28
PV Partners, LP	$75,000	(a)	1/23/23	7/23/25	$0.10	1,000,000	750,000	$0.15	1/23/28
Shaun Dykes	$30,000	(a)	1/23/23	7/23/25	$0.10	400,000	300,000	$0.15	1/23/28
Patricia Czerniej	$30,000	(a)	1/23/23	7/23/25	$0.10	400,000	300,000	$0.15	1/23/28
James Dykes	$30,000	(a)	1/23/23	7/23/25	$0.10	400,000	300,000	$0.15	1/23/28
Jason Czerniej	$30,000	(a)	1/23/23	7/23/25	$0.10	400,000	300,000	$0.15	1/23/28
Louise Dykes	$30,000	(a)	1/23/23	7/23/25	$0.10	400,000	300,000	$0.15	1/23/28
Andrew Brodkey	$98,000	(a)	1/23/23	7/23/25	$0.10	1,306,667	980,000	$0.15	1/23/28
Feehan Partners, LP	$112,666	(a)	1/23/23	7/23/25	$0.10	1,493,334	1,126,660	$0.15	1/23/28
Gil Atzmon	$102,200	(a)	5/8/23	11/8/25	$0.23	440,000	550,000	$0.23	5/8/26
Jon Powell	$100,000	(a)	5/8/23	11/8/25	$0.23	434,783	543,479	$0.23	5/8/26
Total	$1,100,200					12,848,117	10,073,479

(a)	The replacement notes and new warrants are secured by mining claims and rights of the CuMo Project.

As of January 31, 2024, there were debt discounts and beneficial conversion features on the above notes payable of $476,201. The Company derecognized the unamortized beneficial conversion feature upon its adoption of ASU 2020-06 as described in Note 1.

On April 5, 2024, holders of $1,100,200 par value of Convertible Secured Notes issued between December 2022 and May 2023 elected to convert those notes to common stock under contract terms. As a result, we issued 12,848,117 shares of common stock to the respective holders.

Notes Payable

On October 28, 2024, the Company issued a secured promissory note for $25,000 to Feehan Partners, LP (“Feehan”), a company controlled by Robert Scannell, the Company’s chief financial officer and director. The note accrues interest at 10% and is due on October 28, 2025.

On November 4, 2024, the Company issued a secured promissory note for $25,000 to Feehan. The note accrues interest at 10% and is due on November 4, 2025.

On November 20, 2024, the Company issued a secured promissory note for $25,000 to Feehan. The note accrues interest at 10% and is due on November 20, 2025.

On December 3, 2024, the Company issued a secured promissory note for $25,000 to Feehan. The note accrues interest at 10% and is due on December 3, 2025.

As of January 31, 2025, the Company’s outstanding notes payable are as follows:

	Issue	Maturity
Lender	Date	Date	Amount
Feehan Partners	10/28/24	10/28/25	$25,000
Feehan Partners	11/4/24	11/4/25	$25,000
Feehan Partners	11/20/24	11/20/25	$25,000
Feehan Partners	12/3/24	12/3/25	$25,000
Total			$100,000

Note: Feehan Partners is a related party.  See Note 6.

The future payments are as follows:

Fiscal Year
2026	$100,000
2027	$-
2028	$-
2029	$-
2030	$-
Thereafter	$-
Total	$100,000